Financial instruments and risk management - Schedule of average monthly net borrowings and effective interest rate (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 15,541	£ 14,137	£ 12,109
Effective interest rate	3.90%	2.70%	2.70%
Weighted average
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 15,244	£ 12,692	£ 12,702